Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Estimated amortization expense
2017	$ 186,386	¥ 1,294,079
2018	132,222	918,017
2019	67,296	467,234
2020	47,442	329,390
2021	$ 29,472	¥ 204,624